SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Current assets:
Cash and cash equivalents	$ 10,467,357	$ 11,867,130
Restricted cash	2,140,016
Accounts receivable, net	1,733,306	1,118,476
Bank acceptance receivable	11,722,096	11,498,075
Inventories, net	12,495,831	11,994,471
Advances to suppliers, net	1,380,925	491,827
Other current assets	425,622	547,443
TOTAL CURRENT ASSETS	40,365,153	37,517,422
Property and equipment, net	9,119,502	7,419,028
Intangible assets, net	1,927,933	1,881,722
Long term investment	639,466	540,517
Right of use assets-lease	118,154	243,874
Deferred tax assets	427,120	361,250
TOTAL ASSETS	75,353,263	48,143,138
Current liabilities:
Bank loans		7,349,375
Accounts payable	6,643,691	4,377,712
Advance from customers	2,467,296	3,511,198
Advance from customers - related parties	17,318	33,152
Bank notes payable	7,867,018
Deferred government grants - current	351,567	384,802
Taxes payable	305,305	1,383,182
Operating lease liabilities, current	55,847	82,468
Accrued expenses and other payables	466,838	1,301,882
TOTAL CURRENT LIABILITIES	18,174,880	18,423,771
Operating lease liabilities, long term	106,180	155,723
Deferred government grants - noncurrent	403,745	722,137
TOTAL LIABILITIES	18,684,805	19,301,631
Total revenues	57,099,884	50,033,200	$ 46,096,684
Income from operations	3,363,277	5,805,349	6,941,919
Net income	3,108,144	4,940,441	5,908,479
Net cash provided by (used in) operating activities	345,034	5,076,014	(580,197)
Net cash used in investing activities	(24,200,032)	(375,592)	(800,181)
Net cash provided by financing activities	23,993,338	2,140,503	507,202
Effect of exchange rate on cash	601,903	431,765	(157,163)
Net increase (decrease) in cash and cash equivalents	740,243	7,272,690	(1,030,339)
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	4,161,582	5,493,215
Restricted cash	2,140,016
Accounts receivable, net	1,733,306	660,398
Bank acceptance receivable	11,722,096	11,460,512
Inventories, net	12,495,831	11,994,471
Advances to suppliers, net	1,380,757	465,755
Other current assets	423,331	535,981
TOTAL CURRENT ASSETS	34,056,919	30,610,332
Property and equipment, net	9,041,995	7,395,965
Intangible assets, net	1,927,933	1,881,722
Long term investment	639,466	540,517
Long term security deposits	188,913	179,325
Right of use assets-lease	118,154	134,511
Deferred tax assets	427,172	361,250
TOTAL ASSETS	46,400,552	41,103,622
Current liabilities:
Bank loans		7,349,375
Accounts payable	6,642,625	3,958,804
Advance from customers	2,467,296	3,511,198
Advance from customers - related parties	17,318	33,152
Bank notes payable	7,867,018
Deferred government grants - current	351,567	384,802
Taxes payable	371,325	1,322,354
Operating lease liabilities, current	55,847	22,354
Accrued expenses and other payables	466,188	1,301,881
TOTAL CURRENT LIABILITIES	18,239,184	17,883,920
Operating lease liabilities, long term	106,180	124,406
Deferred government grants - noncurrent	403,745	722,137
TOTAL LIABILITIES	18,749,109	18,730,463
Total revenues	57,049,381	46,731,913	46,096,684
Income from operations	2,370,647	4,840,614	6,178,538
Net income	2,857,492	4,936,357	5,908,479
Net cash provided by (used in) operating activities	6,503,296	4,131,468	(580,197)
Net cash used in investing activities	(6,162,376)	(5,648,762)	(666,629)
Net cash provided by financing activities	123,697	2,140,503	373,650
Effect of exchange rate on cash	343,760	275,566	(157,163)
Net increase (decrease) in cash and cash equivalents	$ 808,377	$ 898,775	$ (1,030,339)